Retained Earnings and Dividends Paid (Tables)	12 Months Ended
Dec. 31, 2021
Retained earnings [abstract]
Retained Earnings
(1)	Details of retained earnings as of December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Legal reserve(*)	￦	1,604,910	1,604,910
Voluntary reserves		32,179,066	33,282,817
Retained earnings before appropriations		17,349,625	10,359,255

Retained earnings	￦	51,133,601	45,246,982

(*)
The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

Voluntary reserves
(2)	Details of voluntary reserves as of December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development(*)		330,000	330,000
Reserve for business expansion		26,361,617	27,465,368
Reserve for equalizing dividends		210,000	210,000

	￦	32,179,066	33,282,817

(*)
The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

Changes in Retained Earnings
(3)	Changes in retained earnings for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Beginning balance	￦	49,202,133	51,133,601
Profit (loss) for the period attributed to owner of the controlling Company		1,991,347	(5,315,055)
Changes in equity method retained earnings		3,181	3,609
Remeasurements of defined benefit liability, net of tax		(62,857)	201,067
Transfer of gain (loss) on valuation of financial assets at FVOCI		—	4,388
Dividends paid		—	(780,628)
Transactions between consolidated entities		(203)	—

Ending balance	￦	51,133,601	45,246,982

Dividends Paid
(4)	Dividends paid for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2020
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2021
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,216	780,628

Changes in retained earnings of investments in associates and joint ventures
(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Beginning balance	￦	(2,820)	361
Changes		3,181	3,609

Ending balance	￦	361	3,970

Changes in retained earnings of remeasurement components
(6)	Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021

		In millions of won
Beginning balance	￦	(117,779)	(169,234)
Changes		(77,828)	327,957
Income tax effect		14,971	(126,890)
Transfer to reserve for business expansion		11,402	67,011

Ending balance	￦	(169,234)	98,844